Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital And Reserves
Schedule of detailed information about share capital

Authorized, allotted and fully paid – classified as equity	As at June 30, 2026 unaudited Number	As at June 30, 2026 unaudited £	As at December 31, 2025 Number	As at December 31, 2025 £
Ordinary shares of £0.000001 each	373,056,808,922	373,057	225,817,808,922	225,818
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	4,063,321,418	4,063,321
‘C’ Deferred shares of £0.00005 each 4,063,321,418 4,063,321 4,063,321,418 4,063,321	126,547,389,518	6,327,370	126,547,389,518	6,327,370
‘D’ Deferred shares of £0.000001 each	2,482,747,137,178	2,482,747	2,482,747,137,178	2,482,747
Total		14,246,496		14,099,257